Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Detail) (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013
Assets:
Available-for-sale securities	¥ 30,648,761,000,000		¥ 39,413,951,000,000
Fair Value, Measurements, Recurring
Assets:
Other investments	71,000,000,000		76,000,000,000
Total assets measured at fair value	58,128,000,000,000	[1]	73,557,000,000,000	[1]
Liabilities:
Trading securities sold, not yet purchased	4,350,000,000,000		3,520,000,000,000
Long-term debt	658,000,000,000	[2]	552,000,000,000	[2]
Total liabilities measured at fair value	15,483,000,000,000		17,321,000,000,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives	8,064,000,000,000		10,350,000,000,000
Liabilities:
Liabilities, derivatives	7,895,000,000,000		10,018,000,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives	2,354,000,000,000		3,099,000,000,000
Liabilities:
Liabilities, derivatives	2,351,000,000,000		2,983,000,000,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives	197,000,000,000		182,000,000,000
Liabilities:
Liabilities, derivatives	178,000,000,000		177,000,000,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives	49,000,000,000		59,000,000,000
Liabilities:
Liabilities, derivatives	34,000,000,000		44,000,000,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives	23,000,000,000		38,000,000,000
Liabilities:
Liabilities, derivatives	17,000,000,000		27,000,000,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	3,410,000,000,000	[3]	4,700,000,000,000	[3]
Available-for-sale securities	22,056,000,000,000		30,783,000,000,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	74,000,000,000	[3]	125,000,000,000	[3]
Available-for-sale securities	245,000,000,000		244,000,000,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	4,027,000,000,000	[3]	6,083,000,000,000	[3]
Available-for-sale securities	154,000,000,000		178,000,000,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	2,841,000,000,000	[3]	2,429,000,000,000	[3]
Available-for-sale securities	721,000,000,000		598,000,000,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	1,754,000,000,000	[3]	2,651,000,000,000	[3]
Available-for-sale securities	961,000,000,000		1,006,000,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	78,000,000,000	[3]	100,000,000,000	[3]
Available-for-sale securities	332,000,000,000		442,000,000,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Assets, trading securities	93,000,000,000	[3]	94,000,000,000	[3]
Available-for-sale securities	161,000,000,000		250,000,000,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	969,000,000,000	[3]	1,318,000,000,000	[3]
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	2,122,000,000,000	[3]	1,643,000,000,000	[3]
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	1,353,000,000,000	[3]	1,196,000,000,000	[3]
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,028,000,000,000		2,215,000,000,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	569,000,000,000		559,000,000,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities	3,422,000,000,000		3,139,000,000,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Other investments	2,000,000,000		1,000,000,000
Total assets measured at fair value	36,522,000,000,000	[1]	48,289,000,000,000	[1]
Liabilities:
Trading securities sold, not yet purchased	3,862,000,000,000		3,338,000,000,000
Total liabilities measured at fair value	3,968,000,000,000		3,401,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives	43,000,000,000		7,000,000,000
Liabilities:
Liabilities, derivatives	42,000,000,000		8,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives	6,000,000,000		5,000,000,000
Liabilities:
Liabilities, derivatives	5,000,000,000		4,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives	60,000,000,000		45,000,000,000
Liabilities:
Liabilities, derivatives	58,000,000,000		51,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives	1,000,000,000
Liabilities:
Liabilities, derivatives	1,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	3,360,000,000,000	[3]	4,651,000,000,000	[3]
Available-for-sale securities	20,912,000,000,000		29,198,000,000,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	3,541,000,000,000	[3]	5,777,000,000,000	[3]
Available-for-sale securities	154,000,000,000		178,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	2,567,000,000,000	[3]	2,235,000,000,000	[3]
Available-for-sale securities	280,000,000,000		334,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	1,390,000,000,000	[3]	2,055,000,000,000	[3]
Available-for-sale securities	105,000,000,000		144,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	38,000,000,000	[3]	50,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	714,000,000,000	[3]	622,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	1,000,000,000		12,000,000,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	3,348,000,000,000		2,975,000,000,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Total assets measured at fair value	20,124,000,000,000	[1]	23,431,000,000,000	[1]
Liabilities:
Trading securities sold, not yet purchased	488,000,000,000		182,000,000,000
Long-term debt	157,000,000,000	[2]	171,000,000,000	[2]
Total liabilities measured at fair value	10,981,000,000,000		13,471,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives	7,997,000,000,000		10,319,000,000,000
Liabilities:
Liabilities, derivatives	7,846,000,000,000		9,997,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives	2,331,000,000,000		3,066,000,000,000
Liabilities:
Liabilities, derivatives	2,340,000,000,000		2,968,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives	124,000,000,000		114,000,000,000
Liabilities:
Liabilities, derivatives	108,000,000,000		110,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives	28,000,000,000		30,000,000,000
Liabilities:
Liabilities, derivatives	30,000,000,000		35,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives	18,000,000,000		18,000,000,000
Liabilities:
Liabilities, derivatives	12,000,000,000		8,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	50,000,000,000	[3]	49,000,000,000	[3]
Available-for-sale securities	1,144,000,000,000		1,585,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	74,000,000,000	[3]	125,000,000,000	[3]
Available-for-sale securities	245,000,000,000		244,000,000,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	486,000,000,000	[3]	306,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	274,000,000,000	[3]	194,000,000,000	[3]
Available-for-sale securities	441,000,000,000		264,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	364,000,000,000	[3]	596,000,000,000	[3]
Available-for-sale securities	856,000,000,000		862,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	112,000,000,000		150,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	2,000,000,000	[3]	3,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	969,000,000,000	[3]	1,318,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	1,671,000,000,000	[3]	1,176,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	579,000,000,000	[3]	503,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	1,858,000,000,000		2,000,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	427,000,000,000		345,000,000,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	74,000,000,000		164,000,000,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments	69,000,000,000		75,000,000,000
Total assets measured at fair value	1,482,000,000,000	[1]	1,837,000,000,000	[1]
Liabilities:
Long-term debt	501,000,000,000	[2]	381,000,000,000	[2]
Total liabilities measured at fair value	534,000,000,000		449,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives	24,000,000,000		24,000,000,000
Liabilities:
Liabilities, derivatives	7,000,000,000		13,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives	17,000,000,000		28,000,000,000
Liabilities:
Liabilities, derivatives	6,000,000,000		11,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives	13,000,000,000		23,000,000,000
Liabilities:
Liabilities, derivatives	12,000,000,000		16,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives	21,000,000,000		29,000,000,000
Liabilities:
Liabilities, derivatives	4,000,000,000		9,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives	4,000,000,000		20,000,000,000
Liabilities:
Liabilities, derivatives	4,000,000,000		19,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	78,000,000,000	[3]	100,000,000,000	[3]
Available-for-sale securities	220,000,000,000		292,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	91,000,000,000	[3]	91,000,000,000	[3]
Available-for-sale securities	161,000,000,000		250,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	413,000,000,000	[3]	417,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	60,000,000,000	[3]	71,000,000,000	[3]
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	170,000,000,000		215,000,000,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	¥ 141,000,000,000		¥ 202,000,000,000

[1]	Amounts include the investments measured at the NAV per share at March 31, 2013 and 2014, of ¥715 billion and ¥649 billion, respectively, of which ¥667 billion and ¥612 billion, respectively, are classified in Level 2, and ¥48 billion and ¥37 billion, respectively, are classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2013 and 2014 were ¥24 billion and ¥23 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.